As filed with the Securities and Exchange Commission on April 29, 2013

File Nos.
002-30761
811-01700

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 67 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42 [X]

FRANKLIN GOLD AND PRECIOUS METALS FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2013 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Amendment No. 67 (Amendment) to the Registration Statement of Franklin Gold and Precious Metals Fund (Registrant) on Form N-1A (File No. 811-01700) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on November 27, 2012 under the 1940 Act (Accession No. 0001379491-12-000956) (Amendment No. 40), as pertaining to the Parts A and Parts B of the Registrant.  The Parts A and the Parts B of the Fund, as filed in Amendment No.65, are incorporated herein by reference.

132 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED December  1, 2012

OF

FRANKLIN GOLD AND PRECIOUS METALS FUND

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer four classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class C	Class R6[1]	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None

1.        The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R6	Advisor Class
Management fees	0.45%	0.45%	0.45%	0.45%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses[1]	0.26%	0.26%	0.06%	0.26%
Total annual Fund operating expenses	0.96%	1.71%	0.51%	0.71%

1. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 667	$ 863	$ 1,075	$ 1,685
Class C	$ 274	$ 539	$ 928	$ 2,019
Class R6	$ 52	$ 164	$ 286	$ 641
Advisor Class	$ 73	$ 227	$ 395	$ 883
If you do not sell your shares:
Class C	$ 174	$ 539	$ 928	$ 2,019

1

III. The “Fund Summary – Performance” section beginning on page 6 is revised with the following:

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund’s performance compares to a group of securities that aligns more closely with the Fund’s investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'12	24.59%
Worst Quarter:	Q3'08	-32.41%
As of March 31, 2013, the Fund's year-to-date return was -17.97%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges)	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Gold and Precious Metals Fund - Class A
Return Before Taxes	-19.69%	1.09%	13.46%
Return After Taxes on Distributions	-19.85%	-0.44%	12.23%
Return After Taxes on Distributions and Sale of Fund Shares	-12.62%	0.42%	11.71%
Franklin Gold and Precious Metals Fund - Class C	-16.23%	1.53%	13.28%
Franklin Gold and Precious Metals Fund - Advisor Class	-14.55%	2.55%	14.41%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
FTSE Gold Mines Index(Total Return Index) (index reflects no deduction for fees, expenses or taxes)[1]	-14.01%	0.00%	9.21%

2

1. FTSE Gold Mines Index (Total Return Index) is replacing the FTSE Gold Mines Index (Price-Only Index) as the Fund’s secondary benchmark. The investment manager believes the composition of the FTSE Gold Mines Index (Total Return Index) more accurately reflects the Fund’s holdings.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

IV. The “Fund Summary – Taxes” section on page 8 is replaced with the following:

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

V. The Fund Details - Financial Highlights” tables beginning on page 19 are updated to include figures for the six months ended January 31, 2013:

Six Months EEnded July

	Six Months Ended January 31, 2013	Year Ended July 31,
Class A	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$28.58	$46.61	$43.51	$33.56	$35.01	$33.73
Income from investment operations[a]:
Net investment income (loss)[b]	0.01	(0.01)	(0.17)	(0.21)	0.07	0.03
Net realized and unrealized gains (losses)	0.87	(15.86)	11.20	12.96	(1.40)	5.09
Total from investment operations	0.88	(15.87)	11.03	12.75	(1.33)	5.12
Less distributions from:
Net investment income	(0.04)	(0.86)	(4.57)	(2.22)	—	(1.97)
Net realized gains	(0.34)	(1.30)	(3.36)	(0.58)	(0.12)	(1.87)
Total distributions	(0.38)	(2.16)	(7.93)	(2.80)	(0.12)	(3.84)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$29.08	$28.58	$46.61	$43.51	$33.56	$35.01

Total return[e]	3.00%	(35.48)%	24.47%	38.02%	(3.48)%	14.76%

Ratios to average net assets[f]
Expenses	0.97%	0.96%	0.91%	0.95%[g]	1.01%[g]	0.89%[g]
Net investment income (loss)	0.07%	(0.01)%	(0.36)%	(0.52)%	0.24%	0.08%

Supplemental data
Net assets, end of period (000's)	$1,494,611	$1,574,870	$2,546,553	$2,011,603	$1,297,172	$1,310,889
Portfolio turnover rate	4.79%	8.34%	8.06%	17.63%	17.17%	4.48%

[a]

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		[b]Based on average daily shares outstanding.
[c]		[c]Effective September 1, 2008, the redemption fee was eliminated.
[d]		[d]Amount rounds to less than $0.01 per share.
[e]		[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		[f]Ratios are annualized for periods less than one year. [g]Benefit of expense reduction rounds to less than 0.01%.
	Six Months Ended January 31, 2013	Year Ended July 31,
Class C	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$27.16	$44.38	$41.77	$32.36	$34.03	$32.90
Income from investment operations[a]:
Net investment income (loss)[b]	(0.10)	(0.28)	(0.51)	(0.49)	(0.13)	(0.25)
Net realized and unrealized gains (losses)	0.84	(15.11)	10.75	12.47	(1.42)	4.98
Total from investment operations	0.74	(15.39)	10.24	11.98	(1.55)	4.73
Less distributions from:
Net investment income	(0.04)	(0.53)	(4.27)	(1.99)	—	(1.73)
Net realized gains	(0.34)	(1.30)	(3.36)	(0.58)	(0.12)	(1.87)
Total distributions	(0.38)	(1.83)	(7.63)	(2.57)	(0.12)	(3.60)
Redemption fees[c]	—	—	—	—	—[d]	—[d]
Net asset value, end of period	$27.52	$27.16	$44.38	$41.77	$32.36	$34.03

Total return[e]	2.64%	(35.96)%	23.55%	37.01%	(4.23)%	13.89%

Ratios to average net assets[f]
Expenses	1.72%	1.71%	1.66%	1.70%[g]	1.76%[g]	1.64%[g]
Net investment income (loss)	(0.68)%	(0.76)%	(1.11)%	(1.27)%	(0.51)%	(0.67)%

Supplemental data
Net assets, end of period (000's)	$328,658	$341,071	$621,202	$475,627	$312,002	$319,641
Portfolio turnover rate	4.79%	8.34%	8.06%	17.63%	17.17%	4.48%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]		Based on average daily shares outstanding.
[c]		Effective September 1, 2008, the redemption fee was eliminated.
[d]		Amount rounds to less than $0.01 per share.
[e]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[f]		Ratios are annualized for periods less than one year.
[g]		Benefit of expense reduction rounds to less than 0.01%.
[g]		ix Months Ended January 31, 2013 Year Ended July 31,
		Six Months Ended January 31, 2013	Year Ended July 31,
Advisor Class		(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period		$29.89	$48.65	$45.13	$34.71	$36.11	$34.68
Income from investment operations[a]:
Net investment income (loss)[b]		0.05	0.12	(0.09)	(0.12)	0.11	0.11
Net realized and unrealized gains (losses)		0.91	(16.60)	11.64	13.42	(1.39)	5.25
Total from investment operations		0.96	(16.48)	11.55	13.30	(1.28)	5.36
Less distributions from:
Net investment income		(0.04)	(0.98)	(4.67)	(2.30)	—	(2.06)
Net realized gains		(0.34)	(1.30)	(3.36)	(0.58)	(0.12)	(1.87)
Total distributions		(0.38)	(2.28)	(8.03)	(2.88)	(0.12)	(3.93)
Redemption fees[c]		—	—	—	—	—[d]	—[d]
Net asset value, end of period		$30.47	$29.89	$48.65	$45.13	$34.71	$36.11

Total return[e]		3.14%	(35.32)%	24.78%	38.36%	(3.26)%	15.05%

Ratios to average net assets[f]
Expenses		0.72%	0.71%	0.66%	0.70%[g]	0.76%[g]	0.64%[g]
Net investment income (loss)		0.32%	0.24%	(0.11)%	(0.27)%	0.49%	0.33%

Supplemental data
Net assets, end of period (000's)		$319,182	$317,488	$582,994	$269,979	$147,197	$115,322
Portfolio turnover rate		4.79%	8.34%	8.06%	17.63%	17.17%	4.48%

[a]

The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semiannual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]	Based on average daily shares outstanding.
[c]	Effective September 1, 2008, the redemption fee was eliminated.
[d]	Amount rounds to less than $0.01 per share.
[e]	Total return is not annualized for periods less than one year.
[f]	Ratios are annualized for periods less than one year.
[g]	Benefit of expense reduction rounds to less than 0.01%.

3

V. The “Fund Details – Your Account - Choosing a Share Class” section beginning on page 24 is replaced with the following:

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative (financial advisor) can help you decide. Investors may purchase Class C or Class R shares only for Fund accounts on which they have appointed an investment representative (financial advisor) of record. Investors who have not appointed an investment representative (financial advisor) to existing Class C or Class R share Fund accounts may not make additional purchases to those accounts but may exchange their shares for shares of a Franklin Templeton fund that offers Class C or Class R shares. Dividend and capital gain distributions may continue to be reinvested in existing Class C or Class R share Fund accounts. These provisions do not apply to Employer Sponsored Retirement Plans.

Class A	Class C	Class R6	Advisor Class
Initial sales charge of 5.75% or less	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 1% on purchases of $1 million or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months
Lower annual expenses than Class C due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees

The Fund began offering Class R6 shares on May 1, 2013.

VI. The “Fund Details – Your Account - Choosing a Share Class – Sales Charge Waivers” section, the first bullet under “Waivers for investment from certain payments” on page 29 is replaced with the following:

4

•         Dividend and capital gain distributions from any Franklin Templeton fund. The distributions generally must be reinvested in the same share class. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund before November 17, 1997, and to Class R6, Advisor Class or Class Z shareholders of a Franklin Templeton fund who may reinvest their distributions in the Fund's Class A shares.

VII. The following is added to the “Fund Details – Your Account - Choosing a Share Class” beginning on page 24:

Qualified Investors - Class R6

Class R6 shares are available to the following investors:

•         Employer Sponsored Retirement Plans where plan level or omnibus accounts are held on the books of Franklin Templeton Investor Services.

•         Other Franklin Templeton funds.

VIII. The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 46:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

IX.  The second paragraph under the “Fund Details – Your Account – Account Policies - Dealer Compensation – Other dealer and financial intermediary compensation” section  on page 59 is replaced with the following:

Except with respect to Class R6 shares, Distributors and/or its affiliates may also make payments (a portion of which may be reimbursable under the terms of the Fund's Rule 12b-1 distribution plans) to certain financial intermediaries in connection with their activities that are intended to assist in the sale of shares of the Franklin Templeton mutual funds, directly or indirectly, to certain Employer Sponsored Retirement Plans. In the case of any one financial intermediary, such payments will not exceed 0.10% of the total assets of Franklin Templeton mutual funds held, directly or indirectly, by such Employer Sponsored Retirement Plans, on an annual basis.

Please keep this supplement for future reference.

132 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED DECEMBER 1, 2012
OF

FRANKLIN GOLD AND PRECIOUS METALS FUND

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer five classes of shares, Class A, Class C, Class R6 and Advisor Class.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended January 31, 2013, are incorporated by reference (are legally a part of this SAI).

III. The third paragraph under “Management and Other Services - Shareholder servicing and transfer agent” on page 24 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 34 is replaced with the following:

The Fund currently offers four classes of shares, Class A, Class C, Class R6 and Advisor Class. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Gold and  Precious Metals Fund - Class A
  Franklin Gold and  Precious Metals Fund - Class C
  Franklin Gold and  Precious Metals Fund - Class R6
  Franklin Gold and  Precious Metals Fund - Advisor Class

V. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 34 is replaced with the following:

As of April 1, 2013, the principal shareholders of the Funds, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
Growth Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	5.91
Moderate Allocation Fund Franklin Templeton Fund Allocator Series 3344 Quality Drive Rancho Cordova, CA 95670-7313	Advisor Class	9.19
LPL Financial 9785 Towne Center Drive San Diego, CA 92121-1968	Advisor Class	5.44

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

VI. The eighth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 34 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VII. The first paragraph of the “Buying and Selling Shares - Initial sales charges” section beginning on page 36 is replaced with the following:

The maximum initial sales charge is 5.75% for Class A. There is no initial sales charge for Class C, Class R6 and Advisor Class.

VIII. The second paragraph under the section entitled “The Underwriter” beginning on page 41 is replaced with the following:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 and Advisor Class shares.

Please keep this supplement for future reference.

FRANKLIN GOLD and PRECIOUS METALS FUND

FILE NOS. 002-30761

811-01700

PART C

OTHER INFORMATION

Item 28.   Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)  Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Gold and Precious Metals Fund dated May 21, 2007

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2007

(b)  By-Laws

(i)

Amended and Restated By-Laws of Franklin Gold and Precious Metals Fund dated May 21, 2007

Filing: Post-Effective Amendment No. 59 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2007

(c)  Instruments Defining Rights of Security Holders

(i)

Amended and Restated Agreement and Declaration of Trust

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions,

Redemptions and Transfers

(d) Articles X, Miscellaneous – Section 4

(ii)

Amended and Restated By-Laws

(a) Article II, Meetings of Shareholders

(b) Article VI, Records and Reports – Section 1, 2 and 3

(c) Article VII, General Matters: - Sections 3, 4, 6 and 7

(d) Articles VIII, Amendment – Section 1

(iii)	Part B: Statement of Additional Information – Item 22

(d)  Investment Advisory Contracts

(i)

Management Agreement between Registrant and Franklin Advisers, Inc. dated April 10, 2000

Filing: Post-Effective Amendment No. 52 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 28, 2000

(ii)

Addendum dated January 1, 2008 to Investment

Management Agreement dated April 10, 2000, as

Amended May 1, 2006, on behalf of Franklin Gold

and Precious Metals Fund, and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 28, 2011

(e)  Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 28, 2011

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 62 to

Registration Statement on Form N-1A

File No. 002-30761

Filing Date: September 30, 2010

(f)  Bonus or Profit Sharing Contracts

Not Applicable

(g)  Custodian Agreements

(i)

Master Custody Agreement between Registrant

and The Bank of New York Mellon dated

February 16, 1996

Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 1996

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement between Registrant and The Bank of New

York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 24, 1997

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New

York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 54 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2002

(iv)

Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and

The Bank of New York Mellon dated February 16,

1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2012

(v)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New

York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 29, 2001

(vi)

Amendment dated January 5, 2012, to Schedule 1 of

the Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New

York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2012

(vii)

Amended and Restated Foreign Custody Manager

Agreement between the Registrant and The Bank of

New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 53 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 29, 2001

(viii)

Amendment dated January 5, 2012 to Schedule 1 of

the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of

New York Mellon dated May 16, 2001

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2012

(ix)

Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon May 16, 2001

Filing: Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 28, 2011

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 45 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 27, 2012

(h)  Other Material Contracts

(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC

(i)  Legal Opinion

(i)	Opinion and consent of counsel dated September 15, 1998 Filing: Post-Effective Amendment No. 49 to Registration Statement on Form N-1A File No. 002-30761 Filing Date: September 30, 1998

(j)  Other Opinions

Not Applicable

(k)  Omitted Financial Statements

Not Applicable

(l)  Initial Capital Agreements

(i)	Letter of Understanding dated April 12, 1995 Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A File No. 002-30761 Filing Date: April 21, 1995

(m)  Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan pursuant

to Rule 12b-1 dated February 1, 2009

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 25, 2009

(ii)

Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 25, 2009

(iii)

Amended and Restated Class C Distribution Plan pursuant

to Rule 12b-1 dated July 9, 2009

Filing: Post-Effective Amendment No. 61 to Registration Statement on Form N-1A

File No. 002-30761

Filing Date: November 25, 2009

(n)  Rule 18f-3 Plan

(i)	Amended and Restated Multiple Class Plan on behalf of Franklin Gold and Precious Metals Fund dated December 6, 2012

(p)     Code of Ethics

(i)	Code of Ethics dated April 2012 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 002-30761 Filing Date: November 27, 2012

(q)  Power of Attorney

(i)	Power of Attorney dated April 30, 2012 Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A File No. 002-30761 Filing Date: November 27, 2012

Item 29.   Persons Controlled by or Under Common Control with the Fund

           None

Item 30.   Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.   Business and Other Connections of Investment Adviser

The officers and directors of Franklin Advisers, Inc. (Advisers), Registrant's investment manager, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.   Principal Underwriters

a)   Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund

Franklin California Tax-Free Trust

Franklin Custodian Funds

Franklin Federal Tax-Free Income Fund

Franklin Global Trust

Franklin High Income Trust

Franklin Investors Securities Trust

Franklin Managed Trust

Franklin Money Fund

Franklin Municipal Securities Trust

Franklin Mutual Recovery Fund

Franklin Mutual Series Funds

Franklin New York Tax-Free Income Fund

Franklin New York Tax-Free Trust

Franklin Real Estate Securities Trust

Franklin Strategic Mortgage Portfolio

Franklin Strategic Series

Franklin Tax-Exempt Money Fund

Franklin Tax-Free Trust

Franklin Templeton Fund Allocator Series

Franklin Templeton Global Trust

Franklin Templeton International Trust

Franklin Templeton Money Fund Trust

Franklin Templeton Variable Insurance Products Trust

Franklin Value Investors Trust

Institutional Fiduciary Trust

Templeton China World Fund

Templeton Developing Markets Trust

Templeton Funds

Templeton Global Investment Trust

Templeton Global Opportunities Trust

Templeton Global Smaller Companies Fund

Templeton Growth Fund, Inc.

Templeton Income Trust

Templeton Institutional Funds

b)   The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-5889)

c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.   Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.   Management Services

There are no management-related service contracts not discussed in Part A or Part B

Item 35.   Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN GOLD AND PRECIOUS METALS FUND

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Edward B. Jamieson*             Chief Executive Officer -

Edward B. Jamieson              Investment Management

                           Dated: April 26, 2013

Laura F. Fergerson *            Chief Executive Officer-Finance

Laura F. Fergerson              and Administration

                           Dated: April 26, 2013

Gaston Gardey*                  Chief Financial Officer

Gaston Gardey                   and Chief Accounting Officer

                           Dated: April 26, 2013

Harris J. Ashton*               Trustee

Harris J. Ashton                     Dated: April 26, 2013

Sam Ginn*                       Trustee

Sam Ginn                        Dated: April 26, 2013

Edith E. Holiday*_              Trustee

Edith E. Holiday                     Dated: April 26, 2013

Charles B. Johnson*             Trustee

Charles B. Johnson              Dated: April 26, 2013

Gregory E. Johnson*             Trustee

Gregory E. Johnson              Dated: April 26, 2013

J. Michael Luttig*              Trustee

J. Michael Luttig               Dated: April 26, 2013

Frank A. Olson*                 Trustee

Frank A. Olson                  Dated: April 26, 2013

Larry D. Thompson*              Trustee

Larry D. Thompson               Dated: April 26, 2013

John B. Wilson*                 Trustee

John B. Wilson                  Dated: April 26, 2013

*By /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN GOLD and PRECIOUS METALS FUND

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
EX-99.(a)(i)	Amended and Restated Agreement and Declaration of Trust of Franklin Gold and Precious Metals Fund dated May 21, 2007	*

EX-99.(b)(i)	Amended and Restated By-Laws of Franklin Gold and Precious Metals Fund dated May 21, 2007	*

EX-99.(d)(i)	Management Agreement between Registrant and Franklin Advisers, Inc., dated April 10, 2000	*

EX-99.(d)(ii)	Addendum dated January 1, 2008 to Investment Management Agreement dated April 10, 2000, as Amended May 1, 2006, on behalf of Franklin Gold and Precious Metals Fund, and Franklin Advisers, Inc.	*

EX-99.(e)(i)	Distribution Agreement dated January 1, 2011, between Registrant and Franklin/Templeton Distributors, Inc.	*

EX-99.(e)(ii)	Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated January 5, 2012 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vi)	Amendment dated January 5, 2012 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(vii)	Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of York Mellon made as of May 16, 2001	*

EX-99.(g)(viii)	Amendment dated January 5, 2012 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon dated May 16, 2001	*

EX-99.(g)(ix)	Amendment dated September 1, 2011 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement, between the Registrant The Bank of New York Mellon	*

EX-99.(g)(x)	Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(xi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(h)(i)	Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC	*

EX-99.(i)(i)	Opinion and consent of counsel dated September 15, 1998	*

EX-99.(l)(i)	Letter of Understanding dated April 12, 1995	*

EX-99.(m)(i)	Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 dated February 1, 2009	*

EX-99.(m)(ii)	Amended and Restated Class B Distribution Plan Pursuant to Rule 12b-1 dated July 9, 2009	*

EX-99.(m)(iii)	Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 dated July 9, 2009	*

EX-99.(n)(i)	Amended and Restated Multiple Class Plan on behalf of Franklin Gold and Precious Metals Fund dated December 6, 2012	Attached

EX-99.(p)(i)	Code of Ethics dated April 2012	*

EX-99.(q)(i)	Power of Attorney dated April 30, 2012	*

*Incorporated by Reference